Concentration of Risk - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Sales Revenue, Net [Member] | Autozone [Member]
Concentration Risk [Line Items]
Percentage of total net sales	10.00%	10.00%	10.00%
AutoZone [Member]
Concentration Risk [Line Items]
Receivable balances	115.1	129.1
AutoZone [Member] | Sales Revenue, Net [Member] | Autozone [Member]
Concentration Risk [Line Items]
Percentage of total net sales	27.20%	29.20%	32.60%
General Motors Company [Member]
Concentration Risk [Line Items]
Receivable balances	20.4	17.6
General Motors Company [Member] | Sales Revenue, Net [Member] | Autozone [Member]
Concentration Risk [Line Items]
Percentage of total net sales	14.50%	10.10%
Advance Stores Company [Member]
Concentration Risk [Line Items]
Receivable balances	14.3	10.1
Advance Stores Company [Member] | Sales Revenue, Net [Member] | Autozone [Member]
Concentration Risk [Line Items]
Percentage of total net sales	10.50%